May, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: MML Bay State Life Insurance Company

MML Bay State Variable Annuity Separate Account 1

File No. 33-76920

Dear Commissioners:

On behalf of MML Bay State Life Insurance Company (the “Company”) and MML Bay State Variable Annuity Separate Account 1 (the “Separate Account”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and Statement of Additional Information (“SAI”) for certain deferred variable annuity contracts offered by the Company through the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in post-effective amendment number 10 to the Form N-4 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about April 26, 2004.

Sincerely,

/s/ James M. Rodolakis

James M. Rodolakis

Second Vice President and Associate General Counsel

for MassMutual